Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities
Other Liabilities

($ in millions)

At December 31:	2018	2017
Income tax reserves	$4,195	$4,193
Excess 401(k) Plus Plan	1,380	1,583
Disability benefits	507	504
Derivative liabilities	206	38
Workforce reductions	736	804
Deferred taxes*	3,696	545
Other taxes payable	40	948
Environmental accruals	244	262
Warranty accruals	76	56
Asset retirement obligations	111	115
Acquisition related	13	88
Divestiture related**	173	253
Other	796	577

Total	$12,174	$9,965

*The increase in deferred taxes is due to the company’s election on GILTI and a reclass from other taxes payable.

** Primarily related to the divestiture of the Microelectronics business.